Balance Sheet Components - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 13,811	$ 12,736	$ 10,748
Less: accumulated depreciation and amortization	(10,313)	(9,805)	(8,962)
Property and equipment, net	3,498	2,931	1,786
Prototype
Property Plant And Equipment [Line Items]
Property and equipment, gross	6,451	6,342	6,053
Machinery and Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	4,996	4,214	2,714
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	1,274	1,270	1,154
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property and equipment, gross	322	263	232
Software
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 768	$ 647	$ 595